Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash And Cash Equivalents
Schedule of cash and cash equivalents

	2024		2023
Cash in banks	US$	281,358	US$	117,764
Cash on hand		657		850
Short-term investments (Highly liquid investments/cash equivalent)		617,432		642,604
Funds held in trust related to debt service reserves		8,534		12,936
Total cash and cash equivalents	US$	907,981	US$	774,154